PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2026	2025

Office equipment at cost	$31,312	$25,078
Less: Accumulated depreciation	(27,397)	(25,078)

Total property, plant, and equipment	$3,915	$-

Depreciation expense for the years ended June 30, 2026 and 2025 was $997 and $0, respectively.